Warrant Liabilities (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Warrant Liabilities (Details) [Line Items]
Shares outstanding	26,005,654		26,005,654
Service warrants	152,800		152,800
Warrants (in Dollars)	$ 771,105		$ 562,722
Change of the warrant liabilities (in Dollars)	$ 208,383	$ 3,597,835
Public Warrants [Member]
Warrant Liabilities (Details) [Line Items]
Shares outstanding	10,000,000		10,000,000
Private Placement [Member]
Warrant Liabilities (Details) [Line Items]
Shares outstanding	720,000		720,000